Federated Hermes Treasury Obligations Fund Average Annual Total Returns - Premier Shares [Member] - PRM	12 Months Ended	18 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	5.24%
Performance Inception Date		Jul. 03, 2023